SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2023	2022	2021*

Network and IT costs	506	503	491
Personnel costs	416	411	361
Customer associated costs	386	347	413
Losses on receivables	14	28	14
Taxes, other than income taxes	74	30	50
Other	250	214	197
Total selling, general and administrative expenses	1,646	1,533	1,526
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).